WACHOVIA MONEY MARKET FUND
WACHOVIA TAX-FREE

MONEY MARKET FUND
WACHOVIA U.S. TREASURY

MONEY MARKET FUND

INVESTMENT SHARES

Semi-Annual Report
May 31, 2000

[Logo of Wachovia]

PRESIDENT’S MESSAGE
Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of The Wachovia Money Market Funds—Investment Shares, for the six-month period from December 1, 1999 through May 31, 2000. This report includes a listing of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA MONEY MARKET FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.* Net assets in the fund’s Investment Shares reached $756.1 million at the end of the reporting period.

WACHOVIA TAX -FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities were invested among securities issued by municipalities across the U.S.** The fund provided shareholders with federally tax-free dividends totaling $0.02 per share, while maintaining a stable share value of $1.00.* Investment Shares net assets reached $166.8 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.* Investment Shares net assets totaled $203.9 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your invested cash working and accessible—every day.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
July 15, 2000

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

(1) Bank Notes—11.3%
	Banking & Finance—11.3%
$35,000,000	Bank of America, NA, 6.240%-6.310%, 7/27/2000-8/18/2000	$ 35,000,000
20,000,000	Bank of America, NC, 6.880%, 11/8/2000	20,000,000
10,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	10,000,451
25,000,000	Bank One, Illinois, NA, 6.290%, 8/25/2000	25,000,000
20,000,000	SouthTrust Bank of Alabama, Birmingham, 6.430%, 9/14/2000	20,000,569
25,000,000	SunTrust Bank, Atlanta, 6.250%, 7/24/2000	24,999,483

	Total Bank Notes	135,000,503

(1) Certificates Of Deposit—28.2%
	Banking & Finance—28.2%
10,000,000	ABN AMRO Bank NV, Amsterdam, 5.665%, 6/15/2000	9,998,111
32,000,000	Barclays Bank, New York, 5.900%-6.530%, 6/16/2000-10/2/2000	31,983,773
20,000,000	Barclays Bank PLC, London, 6.100%, 6/7/2000	20,000,052
25,000,000	Canadian Imperial Bank of Commerce, NY, 7.000%, 11/20/2000	25,000,000
10,000,000	Citibank, NA, Yankee CD, 7.410%, 5/30/2001	10,005,629
25,000,000	Citibank, Toronto, 6.380%, 8/30/2000	25,000,000
45,000,000	Deutsche Bank AG, 6.200%-6.280%, 6/30/2000-8/23/2000	45,001,024
35,000,000	First Union National Bank, Charlotte, NC, 6.050%-7.000%, 9/25/2000-11/29/2000	34,986,640
20,000,000	Northern Trust Corp., 6.360%, 8/31/2000	20,001,589
40,000,000	Rabobank Nederland, Utrecht, 6.020%, 6/6/2000	40,000,054
35,000,000	Societe Generale, Paris, 6.240%, 9/13/2000	35,000,979
15,000,000	SouthTrust Bank of Alabama, Birmingham, 6.060%, 6/28/2000	15,000,110
25,000,000	UBS AG, 5.760%, 7/3/2000	24,990,020

	Total Certificates of Deposit	336,967,981

(1) Commercial Paper—37.8%
	Capital Goods—1.7%
20,000,000	General Electric Co., 6.090%, 7/26/2000	19,813,917

	Finance—29.1%
50,000,000	American General Finance Corp., 6.000%-6.500%, 6/1/2000-6/28/2000	49,882,500
20,000,000	Associates First Capital Corp., 6.070%, 7/6/2000	19,881,972
20,000,000	BellSouth Capital Funding Corp., 6.450%, 8/23/2000	19,702,583

WACHOVIA MONEY MARKET FUND
Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$ 45,000,000	CIT Group, Inc., 6.100%-6.500%, 6/7/2000-8/8/2000	$ 44,758,147
20,000,000	Diageo Capital, PLC, 5.880%, 6/8/2000	19,977,133
20,000,000	Ford Motor Credit Corp., 6.070%, 6/20/2000	19,935,928
15,000,000	General Electric Capital Corp., 6.000%, 7/19/2000	14,880,000
50,000,000	General Motors Acceptance Corp., 6.160%-6.620%, 7/13/2000-8/14/2000	49,480,139
45,000,000	Household Finance Corp., 6.150%-6.160%, 8/10/2000-8/16/2000	44,440,953
45,000,000	Prudential Funding Corp., 5.810%-6.140%, 6/21/2000-9/5/2000	44,706,278
20,000,000	UBS Finance Delaware, Inc., 6.770%, 6/1/2000	20,000,000

	Total	347,645,633

	Finance—Automotive—3.7%
45,000,000	DaimlerChrysler of North America Holding Corp., 5.990%- 6.560%, 7/31/2000-8/2/2000	44,517,889

	Technology—2.1%
25,000,000	International Business Machines Corp., 6.470%, 6/7/2000	24,973,042

	Utilities—Electric—1.2%
15,000,000	General Electric Capital Services Corp., 6.490%, 6/28/2000	14,926,988

	Total Commercial Paper	451,877,469

Corporate Bonds—0.6%
	Banking & Finance—0.3%
1,000,000	American General Finance Corp., 5.875%, 7/1/2000	999,690
1,750,000	Meridian Bancorp, Inc., 6.625%, 6/15/2000	1,750,310

	Total	2,750,000

	Technology—0.3%
3,995,000	International Business Machines Corp., 6.375%, 6/15/2000	3,995,557

	Total Corporate Bonds	6,745,557

(2) Notes-Variable—13.4%
	Banking—3.3%
40,000,000	PNC Bank, NA, 6.050%-6.530%, 6/26/2000-6/30/2000	39,983,042

	Finance—10.1%
25,000,000	Bank One Corp., 6.416%-6.781%, 7/16/2000-8/18/2000	25,010,792
20,000,000	Bayerische Landesbank-NY, 6.531%, 6/30/2000	19,993,383
15,000,000	Citigroup Inc., 6.623%, 7/31/2000	15,000,000

WACHOVIA MONEY MARKET FUND
Principal Amount or Shares		Value

(2) Notes-Variable—continued
	Finance—continued
$ 10,000,000	First Union National Bank, 6.190%, 8/31/2000	$ 10,010,716
50,000,000	J.P. Morgan & Co., Inc., 6.530%-6.811%, 6/15/2000-8/18/2000	50,021,561

	Total	120,036,452

	Total Notes-Variable	160,019,494

Open-End Investment Companies—6.6%
26,290,009	Aim Liquid Assets Portfolio	26,290,009
26,289,253	Dreyfus Cash Management	26,289,253
26,289,252	Federated Prime Obligations Fund	26,289,252

	Total Open-End Investment Companies	78,868,514

(3) Repurchase Agreements—2.0%
$ 5,861,592	Credit Suisse First Boston, Inc., 6.420%, dated 5/31/2000, due 6/1/2000	5,861,592
6,025,164	Goldman Sachs Group, LP, 6.470%, dated 5/31/2000, due 6/1/2000	6,025,164
5,861,592	Merrill Lynch, Pierce, Fenner and Smith, 6.250%, dated 5/31/2000, due 6/1/2000	5,861,592
5,861,592	Morgan Stanley Group, Inc., 6.500%, dated 5/31/2000, due 6/1/2000	5,861,592

	Total Repurchase Agreements	23,609,940

	Total Investments, at amortized cost and value (4)	$ 1,193,089,458

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,194,790,753) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )

Assets:
Total investments in securities, at amortized cost and value		$1,193,089,458
Income receivable		7,998,045

Total assets		1,201,087,503
Liabilities:
Income distribution payable	$5,669,772
Accrued expenses	626,978

Total liabilities		6,296,750

Net Assets for 1,194,790,753 shares outstanding		$1,194,790,753

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$438,650,281÷438,650,281 shares outstanding		$1.00

Investment Shares:
$756,140,472÷756,140,472 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
Investment Income:
Interest		$33,457,163
Expenses:
Investment adviser fee	$2,770,451
Administrative personnel and services fee	400,123
Custodian fees	74,159
Transfer and dividend disbursing agent fees and expenses	3,785
Directors’/Trustees’ fees	12,848
Auditing fees	8,269
Legal fees	9,731
Portfolio accounting fees	1,663
Distribution services fee—Investment Shares	1,412,522
Share registration costs	32,646
Printing and postage	24,186
Insurance premiums	2,017
Miscellaneous	2,110

Total expenses	4,754,510
Waiver:
Waiver of investment adviser fee	(1,236,561)

Net expenses		3,517,949

Net investment income		$29,939,214

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 29,939,214	$ 38,882,981

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(11,356,114)	(14,769,474)
Investment Shares	(18,583,100)	(24,113,507)

Change in net assets resulting from distributions to shareholders	(29,939,214)	(38,882,981)

Share Transactions—
Proceeds from sale of shares	1,142,561,441	1,434,253,801
Net asset value of shares issued to shareholders in payment of distributions declared	3,955,327	724,067
Cost of shares redeemed	(931,453,281)	(1,118,660,397)

Change in net assets resulting from share transactions	215,063,487	316,317,471

Change in net assets	215,063,487	316,317,471
Net Assets:
Beginning of period	979,727,266	663,409,795

End of period	$1,194,790,753	$ 979,727,266

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.03		0.04	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.03)		(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	2.65%		4.44%	4.92%	4.95%	4.83%	5.40%
Ratios to average net assets
Expense	0.78	%(3)	0.78%	0.78%	0.78%	0.77%	0.72%
Net investment income	5.26	%(3)	4.38%	4.80%	4.85%	4.74%	5.27%
Expense waiver/ reimbursement (2)	0.22	%(3)	0.24%	0.26%	0.28%	0.32%	0.40%
Supplemental data
Net assets, end of period (000 omitted)	$756,140		$613,978	$482,128	$320,480	$230,263	$165,636

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

Short-Term Municipals—97.2%
	Alabama—14.2%
$ 2,135,000	Alabama HFA, Refunding Revenue Bonds, Series B, Weekly VRDNs	$ 2,135,000
1,000,000	Birmingham, AL, Series A, Weekly VRDNs (First Alabama Bank, Memphis LOC)	1,000,000
3,320,000	Birmingham, AL, GO, Series 1992A, Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,400,000	Daphne-Villa Mercy, AL, Special Care Facilities, Health, Hospital, Nursing Home Improvement Revenue Bonds Weekly VRDNs (Mercy Medical Center)/(AmSouth Bancorporation LOC)	20,400,000
7,700,000	Infirmary Health Systems, Inc., Series A, Weekly VRDNs	7,700,000
10,000,000	Port City Medical Clinic Board Mobile, Al, Series B, Weekly VRDNs (Infirmary Health System, Inc.)	10,000,000
9,700,000	The Board of Trustees of the University of Alabama, University & College Improvements, Series B, Weekly VRDNs	9,700,000
355,000	Tuscaloosa County, AL, Port Authority, Series 1989A, Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	355,000

	Total	54,610,000

	California—1.3%
5,000,000	Los Angeles County, CA, Series A, 4.00% TRANs, 6/30/2000	5,002,606

	Colorado—1.3%
5,000,000	Arapahoe County, CO, School District 005, GO UT, 4.25% Bonds, 6/30/2000	5,002,046

	Florida—7.8%
100,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds, Series 1996B, Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	100,037
6,600,000	Collier County, FL, HFA, Multi-family Revenue Bonds, Series 1985, Weekly VRDNs (River Reach Project)	6,600,000
1,550,000	Escambia County, FL, Health Facilities Authority, IDRBs, Series A, Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	1,550,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$ 2,760,000	Eustis Health Facilities Authority, FL, Series 1985, Weekly VRDNs (Waterman Medical Center)/(Paribas, Paris LOC)	$ 2,760,000
5,240,000	Florida HFA, Revenue Bonds Weekly VRDNs	5,240,000
550,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	550,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000
4,400,000	Southeast Volusia Hospital District, Revenue Bonds, Series 1995, Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	4,400,000
5,500,000	St. Lucie County, FL, PCR, 4.00% CP, Mandatory Tender 6/7/2000	5,500,000
2,300,000	St. Lucie County, FL, PCR, Revenue Bond, 4.75% CP (Florida Power & Light Co.), Mandatory Tender 6/7/2000	2,300,000

	Total	30,000,037

	Georgia—4.5%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, Series 1994B, Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, Series 1995B, Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds, Series 1995, Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
500,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Bank One, Michigan LOC)	500,000

	Total	17,219,999

	Idaho—1.3%
5,000,000	Idaho State, 4.25%, 6/30/2000	5,003,254

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Illinois—7.7%
$ 11,800,000	Illinois Development Finance Authority Weekly VRDNs	$ 11,800,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)	1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,420,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(LaSalle Bank, N.A. LOC)	1,420,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds Weekly VRDNs (LaSalle National Corp. LOC)	1,000,000

	Total	29,515,000

	Kentucky—5.3%
500,000	Georgetown, KY, Educational Institution, Revenue Bonds Weekly VRDNs (Georgetown College)	500,000
20,000,000	Kentucky Interlocal School Transportation Association, 4.00% Bonds, 6/30/2000	20,007,643

	Total	20,507,643

	Louisiana—1.2%
1,700,000	Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA, Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000

	Total	4,500,000

	Massachusetts—0.4%
1,000,000	Commonwealth of Massachusetts, Series B, Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA, Series P-1, Weekly VRDNs (Partners Healthcare Systems)/(FSA SA)	100,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Massachusetts—continued
$ 500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds, Series 1994C, Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	$ 500,000

	Total	1,600,000

	Mississippi—0.6%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

	Missouri—0.5%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000

	New Mexico—2.1%
8,000,000	New Mexico State, Revenue Notes, 4.00% Bonds, 6/30/2000	8,004,723

	New York—1.4%
1,000,000	Long Island Power Authority, Revenue Bonds Weekly VRDNs (Credit Suisse First Boston LOC)/(MBIA INS)	1,000,000
100,000	New York City, NY, Series 1994 E-2, Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, Subseries B4, Daily VRDNs (MBIA INS)/(National Westminster Bank, PLC, London LIQ)	100,000
850,000	New York City, NY, GO UT Bonds Daily VRDNs	850,000
3,300,000	New York City, NY, GO UT Refunding Bonds, Subseries E3, Daily VRDNs	3,300,000

	Total	5,350,000

	North Carolina—1.0%
1,500,000	Alamance County, NC, Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds, Series A, Weekly VRDNs (Pooled Financing Program)	115,000

	Total	3,715,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Ohio—4.9%
$ 930,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	$ 930,000
18,000,000	Lorain County, OH, Series A, 4.00% CP, Mandatory Tender 6/7/2000	18,000,000

	Total	18,930,000

	Oregon—4.8%
13,500,000	Oregon State, Veteran’s Welfare Bonds, Series 73E, Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	13,500,000
5,000,000	Oregon State, Veteran’s Welfare Bonds, Series 73F, Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Total	18,500,000

	Pennsylvania—1.2%
4,700,000	Allegheny County, PA, IDA, Revenue Bonds, Series A, Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, N.A. LOC)	4,700,000

	Tennessee—11.9%
17,850,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds, Series 1997, Weekly VRDNs (Tennessee Municipal Bond Fund)/(Nationsbank, N.A., Charlotte LOC)	17,850,000
1,200,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,200,000
4,600,000	Metropolitan Nashville, TN Airport Authority, Series 1993, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	4,600,000
2,000,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	2,000,000
10,000,000	Shelby County, TN, Series 1997A, 4.30% CP (Landesbank Hessen- Thueringen, Frankfurt LOC), Mandatory Tender 6/29/2000	10,000,000
10,000,000	Tennessee State, 3.90% CP, Mandatory Tender 6/20/2000	10,000,000

	Total	45,650,000

	Texas—3.7%
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.95% TOBs (Chevron U.S.A., Inc.), Optional Tender 8/16/2000	10,600,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Texas—continued
$ 3,800,000	Richardson, TX, Independent School District, Series A, Weekly VRDNs (PSFG GTD)/(Union Bank of Switzerland, Zurich SA)	$ 3,800,000

	Total	14,400,000

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Series B, Daily VRDNs (Carillion Health System)	300,000

	Washington—3.7%
14,000,000	Port Anacortes, WA Industrial Development Corp., VRDNs (Texaco, Inc.)	14,000,000
100,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1997B, Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	99,999

	Total	14,099,999

	Wisconsin—16.3%
18,300,000	Wisconsin Health and Educational Facilities Authority, Series A, Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	18,300,000
11,500,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Weekly VRDNs (Felician Health Care, Inc.)/(LaSalle Bank, NA LOC)	11,500,000
7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds, Series A-2, Weekly VRDNs (Franciscan Health Care)	7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Series A-1, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000
17,000,000	Wisconsin State, Series A, 4.40% CP (Bank of Nova Scotia, Toronto and Commersbank AG, Frankfurt LIQs), Mandatory Tender 6/8/2000	17,000,000

	Total	62,615,000

	Total Short-Term Municipals	373,365,307

WACHOVIA TAX -FREE MONEY MARKET FUND
Shares		Value

Open-End Investment Companies—2.4%
7	AIM Global Management Short Term Investments Money Market Fund	$ 7
1,984	Dreyfus Tax Exempt Money Market Fund	1,984
619	Federated Investors Tax-Free Obligations Fund	619
9,444,475	Fidelity Tax Exempt Money Market Fund	9,444,475

	Total	9,447,085

	Total Investments, at amortized cost and value (1)	$ 382,812,392

(1)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($384,275,043) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond

IDRB(s)—Industrial Development Revenue Bond(s)
INS—Insured
LIQ(s)—Liquidity Agreement(s)
LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PSFG—Permanent School Fund Guarantee
SA—Support Agreement
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$382,812,392
Income receivable		3,240,489

Total assets		386,052,881
Liabilities:
Income distribution payable	$1,622,306
Accrued expenses	155,532

Total liabilities		1,777,838

Net Assets for 384,275,043 shares outstanding		$384,275,043

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$217,428,853÷217,428,853 shares outstanding	$1.00

Investment Shares:
$166,846,190÷166,846,190 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )

Investment Income:
Interest		$7,816,736
Expenses:
Investment adviser fee	$1,008,303
Administrative personnel and services fee	145,316
Custodian fees	36,499
Transfer and dividend disbursing agent fees and expenses	1,705
Directors’/Trustees’ fees	6,529
Auditing fees	7,913
Legal fees	5,482
Portfolio accounting fees	342
Distribution services fee—Investment Shares	325,089
Share registration costs	15,000
Printing and postage	22,472
Insurance premiums	1,523
Miscellaneous	1,753

Total expenses	1,577,926
Waiver of investment adviser fee	(768,851)

Net expenses		809,075

Net investment income		$7,007,661

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 7,007,661	$ 11,808,020

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(4,346,177)	(7,932,704)
Investment Shares	(2,661,484)	(3,875,316)

Change in net assets resulting from distributions to shareholders	(7,007,661)	(11,808,020)

Share Transactions—
Proceeds from sale of shares	356,298,942	671,733,491
Net asset value of shares issued to shareholders in payment of distributions declared	249,625	—
Cost of shares redeemed	(342,176,448)	(710,364,176)

Change in net assets resulting from share transactions	14,372,119	(38,630,685)

Change in net assets	14,372,119	(38,630,685)
Net Assets:
Beginning of period	369,902,924	408,533,609

End of period	$384,275,043	$369,902,924

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.02		0.03	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	1.60%		2.58%	2.88%	2.99%	2.83%	3.25%
Ratios to average net assets
Expenses	0.64	%(3)	0.64%	0.64%	0.64%	0.69%	0.66%
Net investment income	3.27	%(3)	2.56%	2.83%	2.93%	2.84%	3.19%
Expense waiver/ reimbursement (2)	0.38	%(3)	0.39%	0.41%	0.45%	0.43%	0.52%
Supplemental data
Net assets, end of period (000 omitted)	$166,846		$144,436	$133,211	$85,852	$74,922	$55,733

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

U.S. Government Obligations—43.0%
	U.S. Treasury Bills—7.7%
$ 45,000,000	4.612%-5.745%, 6/15/2000-8/31/2000	$ 44,649,942

	U.S. Treasury Notes—35.3%
205,000,000	4.500%-6.250%, 6/30/2000-1/31/2001	204,618,041

	Total U.S. Government Obligations	249,267,983

(1) Repurchase Agreements—57.0%
26,000,000	First Boston, 6.420%, dated 5/31/2000, due 6/1/2000	26,000,000
139,129,499	Goldman Sachs Group, LP, 6.360%, dated 5/31/2000, due 6/1/2000	139,129,499
26,000,000	Merrill Lynch, Pierce, Fenner and Smith, 6.250%, dated 5/31/2000, due 6/1/2000	26,000,000
139,185,011	Morgan Stanley Group, Inc., 6.330%, dated 5/31/2000, due 6/1/2000	139,185,011

	Total Repurchase Agreements	330,314,510

	Total Investments, at amortized cost and value (2)	$579,582,493

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($579,248,599) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )
Assets:
Investments in repurchase agreements	$330,314,510
Investments in securities	249,267,983

Total investments in securities, at amortized cost and value		$579,582,493
Income receivable		2,586,668

Total assets		582,169,161
Liabilities:
Income distribution payable	2,718,276
Accrued expenses	202,286

Total liabilities		2,920,562

Net Assets for 579,248,599 shares outstanding		$579,248,599

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($375,343,231÷375,343,231 shares outstanding)		$1.00

Investment Shares:
($203,905,368÷203,905,368 shares outstanding)		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )

Investment Income:
Interest		$19,274,760
Expenses:
Investment adviser fee	$ 1,718,266
Administrative personnel and services fee	247,893
Custodian fees	53,115
Transfer and dividend disbursing agent fees and expenses	4,732
Directors’/Trustees’ fees	9,114
Auditing fees	7,495
Legal fees	6,337
Portfolio accounting fees	1,081
Distribution services fee—Investment Shares	423,653
Share registration costs	18,854
Printing and postage	13,441
Insurance premiums	1,847
Miscellaneous	2,569

Total expenses	2,508,397
Waiver of investment adviser fee	(1,257,879)

Net expenses		1,250,518

Net investment income		$18,024,242

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 18,024,242	$ 31,060,025

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(12,718,795)	(22,602,956)
Investment Shares	(5,305,447)	(8,457,069)

Change in net assets resulting from distributions to shareholders	(18,024,242)	(31,060,025)

Share Transactions—
Proceeds from sale of shares	844,514,854	1,484,059,570
Net asset value of shares issued to shareholders in payment of distributions declared	852,011	39,796
Cost of shares redeemed	(922,897,693)	(1,492,629,325)

Change in net assets resulting from share transactions	(77,530,828)	(8,529,959)

Change in net assets	(77,530,828)	(8,529,959)
Net Assets:
Beginning of period	656,779,427	665,309,386

End of period	$579,248,599	$ 656,779,427

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.03		0.04	0.05	0.05	0.04	0.05
Less distributions
Distributions from net investment income	(0.03)		(0.04)	(0.05)	(0.05)	(0.04)	(0.05)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	2.52%		4.35%	4.83%	4.89%	4.77%	5.30%
Ratios to average net assets
Expenses	0.64	%(3)	0.64%	0.63%	0.64%	0.70%	0.66%
Net investment income	5.01	%(3)	4.28%	4.74%	4.80%	4.68%	5.21%
Expense waiver/ reimbursement (2)	0.37	%(3)	0.38%	0.40%	0.41%	0.39%	0.46%
Supplemental data
Net assets, end of period (000 omitted)	$203,905		$208,021	$198,771	$117,495	$104,336	$81,739

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	The contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2000 (UNAUDITED )

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of seventeen portfolios. The financial statements of the following portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) are presented herein:
Portfolio	Investment Objective

Wachovia Money Market Fund (“Money Market Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds offer two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS —The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Money Market Fund		Tax-Free Fund		U.S. Treasury Fund
	Six Months Ended May 31, 2000	Year Ended November 30, 1999	Six Months Ended May 31, 2000	Year Ended November 30, 1999	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Institutional Shares

Shares sold	491,845,702	699,311,820	147,620,732	307,834,572	621,108,218	1,142,479,883
Shares redeemed	(418,945,053)	(514,844,082)	(155,658,309)	(357,690,587)	(694,523,428)	(1,160,259,358)

Net change resulting from Institutional Shares transactions	72,900,649	184,467,738	(8,037,577)	(49,856,015)	(73,415,210)	(17,779,475)

Investment Shares

Shares sold	650,715,739	734,941,981	208,678,210	363,898,919	223,406,636	341,579,687
Shares issued to shareholders in payment of distributions declared	3,955,327	724,067	249,625	—	852,011	39,796
Shares redeemed	(512,508,228)	(603,816,315)	(186,518,139)	(352,673,589)	(228,374,265)	(332,369,967)

Net change resulting from Investment Shares transactions	142,162,838	131,849,733	22,409,696	11,225,330	(4,115,618)	9,249,516

Net change resulting from share transactions	215,063,487	316,317,471	14,372,119	(38,630,685)	(77,530,828)	(8,529,959)

WACHOVIA MONEY MARKET FUNDS
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of each Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion at any time after January 31, 2001.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Cash Fund) for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
OFFICERS
James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail Cagney Secretary Peter J. Germain Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contain facts concerning their investment objectives and policies, management fees, expenses and other information.

[Logo of Wachovia]

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504
831-21 (7/00)

Cusip 929901106
Cusip 929901203
Cusip 929901304
Cusip 929901403
Cusip 929901833
Cusip 929901825

3062501 (7/00)

WACHOVIA PRIME CASH
MANAGEMENT FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INSTITUTIONAL SHARES

Semi-Annual Report
May 31, 2000

[Logo of Wachovia]

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504
831-30 (7/00)

Cusip 929901684
Cusip 929901304
Cusip 929901403
Cusip 929901833
Cusip 929901825

G01144-04 (7/00)

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of The Wachovia Money Market Funds—Institutional Shares, for the six-month period from December 1, 1999 through May 31, 2000. This report includes a listing of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA PRIME CASH MANAGEMENT FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets reached $1.4 billion at the end of the reporting period.

WACHOVIA TAX -FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities period were invested among securities issued by municipalities across the U.S.** The fund provided shareholders with federally tax-free dividends totaling $0.02 per share, while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets totaled $217.4 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends of $0.03 per share, while maintaining a stable share value of $1.00.* Institutional Shares net assets in the fund totaled $375.3 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your invested cash working and accessible—every day.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2000

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA PRIME CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

(1) Bank Notes—8.0%
$50,000,000	Bank of America, 6.520%-6.580%, 6/28/2000-7/6/2000	$ 50,000,000
15,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	15,000,676
20,000,000	Bank One, NA, 6.210%, 8/8/2000	20,000,368
25,000,000	LaSalle National Bank, Chicago, 6.550%, 10/26/2000	25,000,988

	Total Bank Notes	110,002,032

(1) Certificates Of Deposit—29.5%
	Banking & Finance—29.5%
30,000,000	ABN-AMRO Bank, NA, 5.690%, 7/10/2000	29,985,076
22,000,000	Barclays Bank, New York, 6.530%, 6/16/2000	22,000,091
25,000,000	Barclays Bank PLC, London, 6.520%, 6/22/2000	25,000,145
70,000,000	CIBC Bank, NY Yankee CD, 6.020%-6.250%, 6/1/2000-9/7/2000	70,001,319
10,000,000	Citibank, NA, Yankee CD, 7.410%, 5/30/2001	10,005,629
45,000,000	Deutsche Bank AG, 5.510%-6.695%, 6/5/2000-2/5/2001	44,914,234
30,000,000	Northern Trust Corp., 6.350%, 9/1/2000	30,000,000
25,000,000	Rabobank Nederland, Utrecht, 6.360%, 9/25/2000	24,997,013
25,000,000	Regions Bank, Alabama, 6.100%, 7/5/2000	25,000,000
40,000,000	Societe Generale, Yankee CD, 6.500%, 6/1/2000	40,000,000
35,000,000	SouthTrust Bank, 6.040%, 6/28/2000	35,000,257
25,000,000	Toronto Dominion Holdings (USA), Inc., 6.230%, 7/18/2000	25,000,000
25,000,000	UBS AG, 5.760%, 7/3/2000	24,990,020

	Total Certificates Of Deposit	406,893,784

(1) Commercial Paper—37.2%
	Consumer Cyclicals—2.7%
25,000,000	Ford Motor Co., 6.070%, 7/18/2000	24,801,882
12,000,000	Walmart Stores, Inc., 6.480%, 6/19/2000	11,961,120

	Total	36,763,002

	Consumer Staples—3.6%
50,000,000	Coca-Cola Co., 6.030%-6.050%, 6/6/2000-6/20/2000	49,911,142

	Finance—22.7%
25,000,000	American General Finance Corp., 6.610%, 8/21/2000	24,628,187
40,000,000	Associates First Capital Corp., 5.900%, 6/14/2000	39,914,778
60,000,000	CIT Group, Inc., 6.030%-6.500%, 6/7/2000-8/1/2000	59,660,975

WACHOVIA PRIME CASH MANAGEMENT FUND
Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$ 45,000,000	General Motors Acceptance Corp., 5.960%-6.170%, 6/8/2000- 7/26/2000	$ 44,782,500
50,000,000	Household Finance Corp., 6.150%-6.160%, 8/3/2000-8/16/2000	49,405,826
25,000,000	IBM Credit Corp., (International Business Machines Corp. Support Agreement), 6.470%, 6/7/2000	24,973,042
45,000,000	Prudential Funding Corp., 5.810%-6.040%, 6/13/2000-6/21/2000	44,885,111
25,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 6.770%, 6/1/2000	25,000,000

	Total	313,250,419

	Finance—Automotive—3.9%
55,000,000	DaimlerChrysler North America Holding Corp., 6.100%-6.210%, 6/27/2000-10/4/2000	54,328,771

	Finance—Commercial—1.4%
20,000,000	General Electric Capital Corp., 6.170%, 8/29/2000	19,694,928

	Utilities—Electric—2.9%
40,000,000	General Electric Capital Services, 6.490%, 6/28/2000	39,805,300

	Total Commercial Paper	513,753,562

Corporate Bond—0.0%
500,000	Chrysler Financial Co. LLC, 5.250%, 10/19/2000	497,647

Loan Participation—0.7%
10,000,000	Citibank, NA, 7.410%, 5/30/2001	10,005,629

(2) Notes—Variable—15.1%
	Bank—1.8%
$25,000,000	PNC Bank, NA, 6.510%, 6/26/2000	24,989,139

	Finance—1.8%
25,000,000	J.P. Morgan & Co., Inc., Series A, 6.530%, 6/16/2000	25,000,000

	Finance—Automotive—2.8%
18,000,000	Ford Motor Credit Co., 6.420%, 6/21/2000	18,044,637
20,000,000	Ford Motor Credit Co., 6.425%, 7/31/2000	20,016,123

	Total	38,060,760

WACHOVIA PRIME CASH MANAGEMENT FUND
Principal Amount or Shares		Value

(2) Notes—Variable—continued
	Finance-Banks—8.7%
$15,000,000	Bank One, NA, 6.781%, 8/18/2000	$ 15,002,085
25,000,000	Bank One, NA, 6.661%, 8/18/2000	24,993,543
30,000,000	First Union National Bank, Charlotte, NC, 6.580%, 6/21/2000	30,000,000
25,000,000	First Union National Bank, Charlotte, NC, 6.790%, 8/24/2000	25,000,000
25,000,000	SouthTrust Bank of Alabama, Birmingham, 6.519%, 6/20/2000	24,992,939

	Total	119,988,567

	Total Notes—Variable	208,038,466

Open-End Investment Companies—8.6%
39,500,000	Aim Liquid Assets Portfolio	39,500,000
39,000,000	Dreyfus Cash Management	39,000,000
39,500,000	Federated Prime Obligations Fund	39,500,000

	Total Mutual Funds	118,000,000

(3) Repurchase Agreements—1.5%
$5,450,000	Credit Suisse First Boston, Inc., 6.420%, dated 5/31/2000, due 6/1/2000	5,450,000
4,009,974	Goldman Sachs Group, LP, 6.470%, dated 5/31/2000, due 6/1/2000	4,009,974
5,450,000	Merrill Lynch, Pierce, Fenner and Smith, 6.250%, dated 5/31/2000, due 6/1/2000	5,450,000
5,450,000	Morgan Stanley Group, Inc., 6.500%, dated 5/31/2000, due 6/1/2000	5,450,000

	Total Repurchase Agreements	20,359,974

	Total Investments, at amortized cost and value(4)	$ 1,377,545,465

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,379,547,280) at May 31, 2000.

The following acronym is used in this portfolio:

LOC—Letter of Credit

See Notes which are an integral part of the Financial Statements

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$1,377,545,465
Income receivable		9,494,082

Total assets		1,387,039,547
Liabilities:
Income distribution payable	$7,247,266
Accrued expenses	245,001

Total liabilities		7,492,267

Net Assets for 1,379,547,280 shares outstanding		$1,379,547,280

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,379,547,280 ÷ 1,379,547,280 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
Investment Income:
Interest		$45,559,584
Expenses:
Investment adviser fee	$ 2,273,452
Administrative personnel and services fee	378,909
Custodian fees	94,532
Transfer and dividend disbursing agent fees and expenses	2,054
Directors’/Trustees’ fees	23,231
Auditing fees	6,820
Legal fees	12,044
Portfolio accounting fees	1,024
Share registration costs	5,625
Printing and postage	9,623
Insurance premiums	3,265
Miscellaneous	12,645

Total expenses	2,823,224
Waiver:
Waiver of investment adviser fee	(1,459,152)

Net expenses		1,364,072

Net investment income		$44,195,512

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 44,195,512	$ 91,510,424

Distributions to Shareholders—
Distributions from net investment income	(44,195,512)	(91,510,424)

Share Transactions—
Proceeds from sale of shares	1,655,645,373	3,368,940,656
Net asset value of shares issued to shareholders in payment of distributions declared	480,130	—
Cost of shares redeemed	(1,986,583,539)	(3,488,146,575)

Change in net assets resulting from share transactions	(330,458,036)	(119,205,919)

Change in net assets	(330,458,036)	(119,205,919)
Net Assets:
Beginning of period	1,710,005,316	1,829,211,235

End of period	$ 1,379,547,280	$ 1,710,005,316

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.06
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	2.96%		5.05%	5.54%	5.55%	5.44%	5.95%
Ratios to average net assets
Expenses	0.18	%(3)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.83	%(3)	4.93%	5.40%	5.43%	5.34%	5.80%
Expense waiver/ reimbursement (2)	0.19	%(3)	0.19%	0.19%	0.25%	0.27%	0.27%
Supplemental data
Net assets, end of period (000 omitted)	$1,379,547		$1,710,005	$1,829,211	$1,450,195	$1,176,855	$879,603

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

Short-Term Municipals—97.2%
	Alabama—14.2%
$ 2,135,000	Alabama HFA, Refunding Revenue Bonds, Series B, Weekly VRDNs	$ 2,135,000
1,000,000	Birmingham, AL, Series A, Weekly VRDNs (First Alabama Bank, Memphis LOC)	1,000,000
3,320,000	Birmingham, AL, GO, Series 1992A, Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,400,000	Daphne-Villa Mercy, AL, Special Care Facilities, Health, Hospital, Nursing Home Improvement Revenue Bonds Weekly VRDNs (Mercy Medical Center)/(AmSouth Bancorporation LOC)	20,400,000
7,700,000	Infirmary Health Systems, Inc., Series A, Weekly VRDNs	7,700,000
10,000,000	Port City Medical Clinic Board Mobile, Al, Series B, Weekly VRDNs (Infirmary Health System, Inc.)	10,000,000
9,700,000	The Board of Trustees of the University of Alabama, University & College Improvements, Series B, Weekly VRDNs	9,700,000
355,000	Tuscaloosa County, AL, Port Authority, Series 1989A, Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	355,000

	Total	54,610,000

	California—1.3%
5,000,000	Los Angeles County, CA, Series A, 4.00% TRANs, 6/30/2000	5,002,606

	Colorado—1.3%
5,000,000	Arapahoe County, CO, School District 005, GO UT, 4.25% Bonds, 6/30/2000	5,002,046

	Florida—7.8%
100,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds, Series 1996B, Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	100,037
6,600,000	Collier County, FL, HFA, Multi-family Revenue Bonds, Series 1985, Weekly VRDNs (River Reach Project)	6,600,000
1,550,000	Escambia County, FL, Health Facilities Authority, IDRBs, Series A, Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	1,550,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$ 2,760,000	Eustis Health Facilities Authority, FL, Series 1985, Weekly VRDNs (Waterman Medical Center)/(Paribas, Paris LOC)	$ 2,760,000
5,240,000	Florida HFA, Revenue Bonds Weekly VRDNs	5,240,000
550,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	550,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000
4,400,000	Southeast Volusia Hospital District, Revenue Bonds, Series 1995, Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	4,400,000
5,500,000	St. Lucie County, FL, PCR, 4.00% CP, Mandatory Tender 6/7/2000	5,500,000
2,300,000	St. Lucie County, FL, PCR, Revenue Bond, 4.75% CP (Florida Power & Light Co.), Mandatory Tender 6/7/2000	2,300,000

	Total	30,000,037

	Georgia—4.5%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, Series 1994B, Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, Series 1995B, Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds, Series 1995, Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
500,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Bank One, Michigan LOC)	500,000

	Total	17,219,999

	Idaho—1.3%
5,000,000	Idaho State, 4.25%, 6/30/2000	5,003,254

	Illinois—7.7%
11,800,000	Illinois Development Finance Authority Weekly VRDNs	11,800,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$ 1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)	$ 1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,420,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(LaSalle Bank, N.A. LOC)	1,420,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds Weekly VRDNs (LaSalle National Corp. LOC)	1,000,000

	Total	29,515,000

	Kentucky—5.3%
500,000	Georgetown, KY, Educational Institution, Revenue Bonds Weekly VRDNs (Georgetown College)	500,000
20,000,000	Kentucky Interlocal School Transportation Association, 4.00% Bonds, 6/30/2000	20,007,643

	Total	20,507,643

	Louisiana—1.2%
1,700,000	Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA, Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000

	Total	4,500,000

	Massachusetts—0.4%
1,000,000	Commonwealth of Massachusetts, Series B, Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA, Series P-1, Weekly VRDNs (Partners Healthcare Systems)/(FSA SA)	100,000
500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds, Series 1994C, Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	500,000

	Total	1,600,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Mississippi—0.6%
$ 2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	$ 2,340,000

	Missouri—0.5%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000

	New Mexico—2.1%
8,000,000	New Mexico State, Revenue Notes, 4.00% Bonds, 6/30/2000	8,004,723

	New York—1.4%
1,000,000	Long Island Power Authority, Revenue Bonds Weekly VRDNs (Credit Suisse First Boston LOC)/(MBIA INS)	1,000,000
100,000	New York City, NY, Series 1994 E-2, Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, Subseries B4, Daily VRDNs (MBIA INS)/(National Westminster Bank, PLC, London LIQ)	100,000
850,000	New York City, NY, GO UT Bonds Daily VRDNs	850,000
3,300,000	New York City, NY, GO UT Refunding Bonds, Subseries E3, Daily VRDNs	3,300,000

	Total	5,350,000

	North Carolina—1.0%
1,500,000	Alamance County, NC, Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds, Series A, Weekly VRDNs (Pooled Financing Program)	115,000

	Total	3,715,000

	Ohio—4.9%
930,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	930,000
18,000,000	Lorain County, OH, Series A, 4.00% CP, Mandatory Tender 6/7/2000	18,000,000

	Total	18,930,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Oregon—4.8%
$13,500,000	Oregon State, Veteran’s Welfare Bonds, Series 73E, Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	$ 13,500,000
5,000,000	Oregon State, Veteran’s Welfare Bonds, Series 73F, Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Total	18,500,000

	Pennsylvania—1.2%
4,700,000	Allegheny County, PA, IDA, Revenue Bonds, Series A, Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, N.A. LOC)	4,700,000

	Tennessee—11.9%
17,850,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds, Series 1997, Weekly VRDNs (Tennessee Municipal Bond Fund)/(Nationsbank, N.A., Charlotte LOC)	17,850,000
1,200,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,200,000
4,600,000	Metropolitan Nashville TN Airport Authority, Series 1993, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	4,600,000
2,000,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	2,000,000
10,000,000	Shelby County, TN, Series 1997A, 4.30% CP (Landesbank Hessen- Thueringen, Frankfurt LOC), Mandatory Tender 6/29/2000	10,000,000
10,000,000	Tennessee State, 3.90% CP, Mandatory Tender 6/20/2000	10,000,000

	Total	45,650,000

	Texas—3.7%
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.95% TOBs (Chevron U.S.A., Inc.), Optional Tender 8/16/2000	10,600,000
3,800,000	Richardson, TX, Independent School District, Series A, Weekly VRDNs (PSFG GTD)/(Union Bank of Switzerland, Zurich SA)	3,800,000

	Total	14,400,000

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Series B, Daily VRDNs (Carillion Health System)	300,000

	Washington—3.7%
14,000,000	Port Anacortes, WA Industrial Development Corp., VRDNs (Texaco, Inc.)	14,000,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount or Shares		Value

Short-Term Municipals—continued
	Washington—continued
$ 100,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1997B, Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	$ 99,999

	Total	14,099,999

	Wisconsin—16.3%
18,300,000	Wisconsin Health and Educational Facilities Authority, Series A, Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	18,300,000
11,500,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Weekly VRDNs (Felician Health Care, Inc.)/(LaSalle Bank, NA LOC)	11,500,000
7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds, Series A-2, Weekly VRDNs (Franciscan Health Care)	7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Series A-1, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000
17,000,000	Wisconsin State, Series A, 4.40% CP (Bank of Nova Scotia, Toronto and Commersbank AG, Frankfurt LIQs), Mandatory Tender 6/8/2000	17,000,000

	Total	62,615,000

	Total Short-Term Municipals	373,365,307

Open-End Investment Companies—2.4%
7	AIM Global Management Short Term Investments Money Market Fund	7
1,984	Dreyfus Tax Exempt Money Market Fund	1,984
619	Federated Investors Tax-Free Obligations Fund	619
9,444,475	Fidelity Tax Exempt Money Market Fund	9,444,475

	Total	9,447,085

	Total Investments, at amortized cost and value (1)	$382,812,392

(1)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($384,275,043) at May 31, 2000.

WACHOVIA TAX -FREE MONEY MARKET FUND
The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond
IDRB(s)—Industrial Development Revenue Bond(s)

INS—Insured
LIQ(s)—Liquidity Agreement(s)
LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PSFG—Permanent School Fund Guarantee
SA—Support Agreement
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$382,812,392
Income receivable		3,240,489

Total assets		386,052,881
Liabilities:
Income distribution payable	$1,622,306
Accrued expenses	155,532

Total liabilities		1,777,838

Net Assets for 384,275,043 shares outstanding		$384,275,043

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$217,428,853 ÷ 217,428,853 shares outstanding		$1.00

Investment Shares:
$166,846,190 ÷ 166,846,190 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
Investment Income:
Interest		$7,816,736
Expenses:
Investment adviser fee	$1,008,303
Administrative personnel and services fee	145,316
Custodian fees	36,499
Transfer and dividend disbursing agent fees and expenses	1,705
Directors’/Trustees’ fees	6,529
Auditing fees	7,913
Legal fees	5,482
Portfolio accounting fees	342
Distribution services fee—Investment Shares	325,089
Share registration costs	15,000
Printing and postage	22,472
Insurance premiums	1,523
Miscellaneous	1,753

Total expenses	1,577,926
Waiver of investment adviser fee	(768,851)

Net expenses		809,075

Net investment income		$7,007,661

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 7,007,661	$ 11,808,020

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(4,346,177)	(7,932,704)
Investment Shares	(2,661,484)	(3,875,316)

Change in net assets resulting from distributions to shareholders	(7,007,661)	(11,808,020)

Share Transactions—
Proceeds from sale of shares	356,298,942	671,733,491
Net asset value of shares issued to shareholders in payment of distributions declared	249,625	—
Cost of shares redeemed	(342,176,448)	(710,364,176)

Change in net assets resulting from share transactions	14,372,119	(38,630,685)

Change in net assets	14,372,119	(38,630,685)
Net Assets:
Beginning of period	369,902,924	408,533,609

End of period	$384,275,043	$369,902,924

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.02		0.03	0.03	0.03	0.03	0.04
Less distributions
Distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.03)	(0.03)	(0.04)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	1.81%		2.99%	3.29%	3.41%	3.24%	3.59%
Ratios to average net assets
Expenses	0.24	%(3)	0.24%	0.24%	0.24%	0.29%	0.32%
Net investment income	3.61	%(3)	2.95%	3.24%	3.34%	3.22%	3.55%
Expense waiver/ reimbursement (2)	0.38	%(3)	0.39%	0.42%	0.45%	0.43%	0.46%
Supplemental data
Net assets, end of period (000 omitted)	$217,429		$225,466	$275,323	$182,473	$118,877	$80,274

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

U.S. Government Obligations—43.0%
	U.S. Treasury Bills—7.7%
$ 45,000,000	4.612%-5.745%, 6/15/2000-8/31/2000	$ 44,649,942

	U.S. Treasury Notes—35.3%
205,000,000	4.500%-6.250%, 6/30/2000-1/31/2001	204,618,041

	Total U.S. Government Obligations	249,267,983

(1) Repurchase Agreements—57.0%
26,000,000	First Boston, 6.420%, dated 5/31/2000, due 6/1/2000	26,000,000
139,129,499	Goldman Sachs Group, LP, 6.360%, dated 5/31/2000, due 6/1/2000	139,129,499
26,000,000	Merrill Lynch, Pierce, Fenner and Smith, 6.250%, dated 5/31/2000, due 6/1/2000	26,000,000
139,185,011	Morgan Stanley Group, Inc., 6.330%, dated 5/31/2000, due 6/1/2000	139,185,011

	Total Repurchase Agreements	330,314,510

	Total Investments, at amortized cost and value (2)	$ 579,582,493

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($579,248,599) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )
Assets:
Investments in repurchase agreements	$330,314,510
Investments in securities	249,267,983

Total investments in securities, at amortized cost and value		$579,582,493
Income receivable		2,586,668

Total assets		582,169,161
Liabilities:
Income distribution payable	2,718,276
Accrued expenses	202,286

Total liabilities		2,920,562

Net Assets for 579,248,599 shares outstanding		$579,248,599

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($375,343,231÷375,343,231 shares outstanding)		$1.00

Investment Shares:
($203,905,368÷203,905,368 shares outstanding)		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )

Investment Income:
Interest		$19,274,760
Expenses:
Investment adviser fee	$ 1,718,266
Administrative personnel and services fee	247,893
Custodian fees	53,115
Transfer and dividend disbursing agent fees and expenses	4,732
Directors’/Trustees’ fees	9,114
Auditing fees	7,495
Legal fees	6,337
Portfolio accounting fees	1,081
Distribution services fee—Investment Shares	423,653
Share registration costs	18,854
Printing and postage	13,441
Insurance premiums	1,847
Miscellaneous	2,569

Total expenses	2,508,397
Waiver of investment adviser fee	(1,257,879)

Net expenses		1,250,518

Net investment income		$18,024,242

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 18,024,242	$ 31,060,025

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(12,718,795)	(22,602,956)
Investment Shares	(5,305,447)	(8,457,069)

Change in net assets resulting from distributions to shareholders	(18,024,242)	(31,060,025)

Share Transactions—
Proceeds from sale of shares	844,514,854	1,484,059,570
Net asset value of shares issued to shareholders in payment of distributions declared	852,011	39,796
Cost of shares redeemed	(922,897,693)	(1,492,629,325)

Change in net assets resulting from share transactions	(77,530,828)	(8,529,959)

Change in net assets	(77,530,828)	(8,529,959)
Net Assets:
Beginning of period	656,779,427	665,309,386

End of period	$579,248,599	$ 656,779,427

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.06
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	2.72%		4.77%	5.25%	5.31%	5.18%	5.66%
Ratios to average net assets
Expenses	0.24	%(3)	0.24%	0.24%	0.24%	0.30%	0.32%
Net investment income	5.35	%(3)	4.65%	5.15%	5.20%	5.07%	5.54%
Expense waiver/ reimbursement (2)	0.37	%(3)	0.38%	0.40%	0.41%	0.39%	0.40%
Supplemental data
Net assets, end of period (000 omitted)	$375,343		$448,758	$466,538	$510,323	$302,306	$214,356

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	The contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2000 (UNAUDITED )
1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of seventeen portfolios. The financial statements of the following portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) are presented herein:
Portfolio	Investment Objective

Wachovia Prime Cash Management Fund (“Prime Cash Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds, except for Prime Cash Fund, offer two classes of shares: Institutional Shares and Investment Shares. Prime Cash Fund only offers Institutional Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS —The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

WACHOVIA MONEY MARKET FUNDS

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Tax-Free Fund and U.S. Treasury Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

WACHOVIA MONEY MARKET FUNDS
3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Prime Cash Fund		Tax-Free Fund		U.S. Treasury Fund
	Six Months Ended May 31, 2000	Year Ended November 30, 1999	Six Months Ended May 31, 2000	Year Ended November 30, 1999	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Institutional Shares

Shares sold	1,655,645,373	3,368,940,656	147,620,732	307,834,572	621,108,218	1,142,479,883
Shares issued to shareholders in payment of distributions declared	480,130	—	—	—	—	—
Shares redeemed	(1,986,583,539)	(3,488,146,575)	(155,658,309)	(357,690,587)	(694,523,428)	(1,160,259,358)

Net change resulting from Institutional Shares transactions	(330,458,036)	(119,205,919)	(8,037,577)	(49,856,015)	(73,415,210)	(17,779,475)

Investment Shares

Shares sold	—	—	208,678,210	363,898,919	223,406,636	341,579,687
Shares issued to shareholders in payment of distributions declared	—	—	249,625	—	852,011	39,796
Shares redeemed	—	—	(186,518,139)	(352,673,589)	(228,374,265)	(332,369,967)

Net change resulting from Investment Shares transactions	—	—	22,409,696	11,225,330	(4,115,618)	9,249,516

Net change resulting from share transactions	(330,458,036)	(119,205,919)	14,372,119	(38,630,685)	(77,530,828)	(8,529,959)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on each Fund’s average daily net assets.

Fund	Annual rate
Prime Cash Fund	0.30%
Tax-Free Fund	0.50%
U.S.Treasury Fund	0.50%

As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion anytime after January 31, 2001.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Prime Cash Fund) for the period. FServ’s fee with respect to Prime Cash Fund is based upon its average net assets. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail Cagney Secretary Peter J. Germain Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

WACHOVIA MONEY MARKET FUND

INSTITUTIONAL SHARES

Semi-Annual Report May 31, 2000

[GRAPHIC REPRESENTATION OMITTED_SEE APPENDIX]

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of the Wachovia Money Market Fund—Institutional Shares, for the six-month period from December 1, 1999 through May 31, 2000. This report includes a listing of each fund’s holdings and complete financial information.

During the reporting period, the fund’s portfolio of high-quality money market securities provided shareholders with dividends totaling $0.03 per share while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets reached $438.7 million at the end of the reporting period.

Thank you for selecting Wachovia Money Market Fund to keep your invested cash working and accessible—every day.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2000

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Principal Amount		Value

(1) Bank Notes—11.3%
	Banking & Finance—11.3%
$35,000,000	Bank of America, NA, 6.240%-6.310%, 7/27/2000-8/18/2000	$ 35,000,000
20,000,000	Bank of America, NC, 6.880%, 11/8/2000	20,000,000
10,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	10,000,451
25,000,000	Bank One, Illinois, NA, 6.290%, 8/25/2000	25,000,000
20,000,000	SouthTrust Bank of Alabama, Birmingham, 6.430%, 9/14/2000	20,000,569
25,000,000	SunTrust Bank, Atlanta, 6.250%, 7/24/2000	24,999,483

	Total Bank Notes	135,000,503

(1) Certificates Of Deposit—28.2%
	Banking & Finance—28.2%
10,000,000	ABN AMRO Bank NV, Amsterdam, 5.665%, 6/15/2000	9,998,111
32,000,000	Barclays Bank, New York, 5.900%-6.530%, 6/16/2000-10/2/2000	31,983,773
20,000,000	Barclays Bank PLC, London, 6.100%, 6/7/2000	20,000,052
25,000,000	Canadian Imperial Bank of Commerce, NY, 7.000%, 11/20/2000	25,000,000
10,000,000	Citibank, NA, Yankee CD, 7.410%, 5/30/2001	10,005,629
25,000,000	Citibank, Toronto, 6.380%, 8/30/2000	25,000,000
45,000,000	Deutsche Bank AG, 6.200%-6.280%, 6/30/2000-8/23/2000	45,001,024
35,000,000	First Union National Bank, Charlotte, NC, 6.050%-7.000%, 9/25/2000-11/29/2000	34,986,640
20,000,000	Northern Trust Corp., 6.360%, 8/31/2000	20,001,589
40,000,000	Rabobank Nederland, Utrecht, 6.020%, 6/6/2000	40,000,054
35,000,000	Societe Generale, Paris, 6.240%, 9/13/2000	35,000,979
15,000,000	SouthTrust Bank of Alabama, Birmingham, 6.060%, 6/28/2000	15,000,110
25,000,000	UBS AG, 5.760%, 7/3/2000	24,990,020

	Total Certificates of Deposit	336,967,981

(1) Commercial Paper—37.8%
	Capital Goods—1.7%
20,000,000	General Electric Co., 6.090%, 7/26/2000	19,813,917

	Finance—29.1%
50,000,000	American General Finance Corp., 6.000%-6.500%, 6/1/2000-6/28/2000	49,882,500
20,000,000	Associates First Capital Corp., 6.070%, 7/6/2000	19,881,972
20,000,000	BellSouth Capital Funding Corp., 6.450%, 8/23/2000	19,702,583

WACHOVIA MONEY MARKET FUND
Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$ 45,000,000	CIT Group, Inc., 6.100%-6.500%, 6/7/2000-8/8/2000	$ 44,758,147
20,000,000	Diageo Capital, PLC, 5.880%, 6/8/2000	19,977,133
20,000,000	Ford Motor Credit Corp., 6.070%, 6/20/2000	19,935,928
15,000,000	General Electric Capital Corp., 6.000%, 7/19/2000	14,880,000
50,000,000	General Motors Acceptance Corp., 6.160%-6.620%, 7/13/2000-8/14/2000	49,480,139
45,000,000	Household Finance Corp., 6.150%-6.160%, 8/10/2000-8/16/2000	44,440,953
45,000,000	Prudential Funding Corp., 5.810%-6.140%, 6/21/2000-9/5/2000	44,706,278
20,000,000	UBS Finance Delaware, Inc., 6.770%, 6/1/2000	20,000,000

	Total	347,645,633

	Finance—Automotive—3.7%
45,000,000	DaimlerChrysler of North America Holding Corp., 5.990%- 6.560%, 7/31/2000-8/2/2000	44,517,889

	Technology—2.1%
25,000,000	International Business Machines Corp., 6.470%, 6/7/2000	24,973,042

	Utilities—Electric—1.2%
15,000,000	General Electric Capital Services Corp., 6.490%, 6/28/2000	14,926,988

	Total Commercial Paper	451,877,469

Corporate Bonds—0.6%
	Banking & Finance—0.3%
1,000,000	American General Finance Corp., 5.875%, 7/1/2000	999,690
1,750,000	Meridian Bancorp, Inc., 6.625%, 6/15/2000	1,750,310

	Total	2,750,000

	Technology—0.3%
3,995,000	International Business Machines Corp., 6.375%, 6/15/2000	3,995,557

	Total Corporate Bonds	6,745,557

(2) Notes-Variable—13.4%
	Banking—3.3%
40,000,000	PNC Bank, NA, 6.050%-6.530%, 6/26/2000-6/30/2000	39,983,042

	Finance—10.1%
25,000,000	Bank One Corp., 6.416%-6.781%, 7/16/2000-8/18/2000	25,010,792
20,000,000	Bayerische Landesbank-NY, 6.531%, 6/30/2000	19,993,383

WACHOVIA MONEY MARKET FUND
Principal Amount or Shares		Value

(2) Notes-Variable—continued
	Finance—continued
$ 15,000,000	Citigroup Inc., 6.623%, 7/31/2000	$ 15,000,000
10,000,000	First Union National Bank, 6.190%, 8/31/2000	10,010,716
50,000,000	J.P. Morgan & Co., Inc., 6.530%-6.811%, 6/15/2000-8/18/2000	50,021,561

	Total	120,036,452

	Total Notes-Variable	160,019,494

Open-End Investment Companies—6.6%
26,290,009	Aim Liquid Assets Portfolio	26,290,009
26,289,253	Dreyfus Cash Management	26,289,253
26,289,252	Federated Prime Obligations Fund	26,289,252

	Total Open-End Investment Companies	78,868,514

(3) Repurchase Agreements—2.0%
$ 5,861,592	Credit Suisse First Boston, Inc., 6.420%, dated 5/31/2000, due 6/1/2000	5,861,592
6,025,164	Goldman Sachs Group, LP, 6.470%, dated 5/31/2000, due 6/1/2000	6,025,164
5,861,592	Merrill Lynch, Pierce, Fenner and Smith, 6.250%, dated 5/31/2000, due 6/1/2000	5,861,592
5,861,592	Morgan Stanley Group, Inc., 6.500%, dated 5/31/2000, due 6/1/2000	5,861,592

	Total Repurchase Agreements	23,609,940

	Total Investments, at amortized cost and value (4)	$ 1,193,089,458

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,194,790,753) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )

Assets:
Total investments in securities, at amortized cost and value		$1,193,089,458
Income receivable		7,998,045

Total assets		1,201,087,503
Liabilities:
Income distribution payable	$5,669,772
Accrued expenses	626,978

Total liabilities		6,296,750

Net Assets for 1,194,790,753 shares outstanding		$1,194,790,753

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$438,650,281÷438,650,281 shares outstanding		$1.00

Investment Shares:
$756,140,472÷756,140,472 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
Investment Income:
Interest		$33,457,163
Expenses:
Investment adviser fee	$2,770,451
Administrative personnel and services fee	400,123
Custodian fees	74,159
Transfer and dividend disbursing agent fees and expenses	3,785
Directors’/Trustees’ fees	12,848
Auditing fees	8,269
Legal fees	9,731
Portfolio accounting fees	1,663
Distribution services fee—Investment Shares	1,412,522
Share registration costs	32,646
Printing and postage	24,186
Insurance premiums	2,017
Miscellaneous	2,110

Total expenses	4,754,510
Waiver:
Waiver of investment adviser fee	(1,236,561)

Net expenses		3,517,949

Net investment income		$29,939,214

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 29,939,214	$ 38,882,981

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(11,356,114)	(14,769,474)
Investment Shares	(18,583,100)	(24,113,507)

Change in net assets resulting from distributions to shareholders	(29,939,214)	(38,882,981)

Share Transactions—
Proceeds from sale of shares	1,142,561,441	1,434,253,801
Net asset value of shares issued to shareholders in payment of distributions declared	3,955,327	724,067
Cost of shares redeemed	(931,453,281)	(1,118,660,397)

Change in net assets resulting from share transactions	215,063,487	316,317,471

Change in net assets	215,063,487	316,317,471
Net Assets:
Beginning of period	979,727,266	663,409,795

End of period	$1,194,790,753	$ 979,727,266

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )
	Six Months Ended (unaudited) May 31,		Year Ended November 30,
	2000		1999	1998	1997	1996	1995

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.06
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	2.86%		4.86%	5.33%	5.37%	5.25%	5.75%
Ratios to average net assets
Expense	0.38	%(3)	0.38%	0.38%	0.38%	0.37%	0.38%
Net investment income	5.65	%(3)	4.79%	5.20%	5.24%	5.14%	5.61%
Expense waiver/ reimbursement (2)	0.22	%(3)	0.24%	0.26%	0.28%	0.32%	0.34%
Supplemental Data
Net assets, end of period (000 omitted)	$438,650		$365,750	$181,282	$157,438	$135,748	$126,042

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 2000 (UNAUDITED )
1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust consists of seventeen portfolios. The financial statements included herein are only those of Wachovia Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act. The investment objective of the Fund is to provide income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS —The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WACHOVIA MONEY MARKET FUND

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Institutional Shares

Shares sold	491,845,702	699,311,820
Shares redeemed	(418,945,053)	(514,844,082)

Net change resulting from Institutional Shares transactions	72,900,649	184,467,738

	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Investment Shares

Shares sold	650,715,739	734,941,981
Shares issued to shareholders in payment of distributions declared	3,955,327	724,067
Shares redeemed	(512,508,228)	(603,816,315)

Net change resulting from Investment Shares transactions	142,162,838	131,849,733

Net change resulting from Shares transactions	215,063,487	316,317,471

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of each Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2001.

WACHOVIA MONEY MARKET FUND
ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Money Market Fund) for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank N.A. is the Fund’s custodian for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
OFFICERS
James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail Cagney Secretary Peter J. Germain Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504 831-16 (7/00)

Cusip 929901106 Cusip 929901205

G00376-01-IS (7/00)